UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Alpine Associates, A Limited Partnership
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5180

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Todd J. Mason
Title:          Analyst
Phone:          201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     05/14/1999

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $1,117,823

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

"NONE"
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                                                                     FORM 13F INFO TABLE
                                                              VALUE   SHARES /   SH PUT INV             VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALLDSC     SOLE    SNONE
AEROQUIP VICKERS INC                        COM 007869-10-0      3989      69600SH      Sole       6960000
ALPHARMA INC                    SB NT CV5.75%05 020813-AB-7      7701    5100000PRN     Sole     510000000
ALZA CORP DEL                               COM 022615-10-8      2861      74800SH      Sole       7480000
AMER SAFETY RAZOR CO                        COM 029362-10-0      2750     200000SH      Sole      20000000
AMERICAN BANKERS INS GRP        PFD B CV $3.125 024456-20-4     25759     244600SH      Sole      24460000
AMP INC                                     COM 031897-10-1     58110    1082368SH      Sole     108236800
AMP INC                                     PUT 031897-95-1      6040     112500SH      Sole      11250000
ASTRA AB                          SPONSOR ADR A 046298-10-5     23440    1000000SH      Sole     100000000
BAYARD DRILLING TECH                        COM 072700-10-7      2785     445600SH      Sole      44560000
BERGEN BRUNSWICK CORP                      CL A 083739-10-2      1980      99000SH      Sole       9900000
CHANCELLOR MEDIA CORP               PFD CONV 7% 158915-30-6      2707      20500SH      Sole       2050000
CHIQUITA BRANDS INC               PFD A NON VTG 170032-40-3     11520     312100SH      Sole      31210000
COAST FEDERAL LIT. TR.                       RT 19034Q-11-0       569     100000SH      Sole      10000000
COMVERSE TECH                  SB DB CV 5.75%06 205862-AE-5      7568    4000000PRN     Sole     400000000
CONTINENTAL AIRLINES           SB NT CV 6.75%06 210795-AS-9      2568    2000000PRN     Sole     200000000
GENZYME CORP                   SB NT CV 5.25%05 372917-AF-1      5515    3812000PRN     Sole     381200000
GUARANTY FED BANCSHARES                     COM 40108P-10-1      3264     295081SH      Sole      29508100
HERITAGE FINL CORP WASH                     COM 42722X-10-6       844     100000SH      Sole      10000000
HOME DEPOT INC                 SB NT CV 3.25%01 437076-AE-2      9211    3400000PRN     Sole     340000000
ICN PHARM INC NEW                           COM 448924-10-0      4410     175100SH      Sole      17510000
JACOR COMMUNICATIONS                       CL A 469858-40-1     34407     453100SH      Sole      45310000
KELLSTROM INDS INC             SB NT CV 5.75%02 488035-AC-0      2620    3200000PRN     Sole     320000000
KMART FING I                     PFD TRCV 7.75% 498778-20-8     20714     343800SH      Sole      34380000
KOLLMORGEN CORP                             COM 500440-10-2      6263     501000SH      Sole      50100000
LORAL SPACE & COMMUN              PFD CONV C 6% G56462-14-9     13014     291225SH      Sole      29122500
MAIL-WELL INC                  SUB NT CONV 5%02 560321-AD-3      2880    3000000PRN     Sole     300000000
MERCANTILE BANCORPORATION                   COM 587342-10-6      7125     150000SH      Sole      15000000
MERIDIAN RESOURCE CORP                      COM 58977Q-10-9       273      81000SH      Sole       8100000
NEW DIMENSION SOFTWARE LTD                  ORD M74295-10-2      4871      93900SH      Sole       9390000
NSC CORP                                    COM 62938T-10-3        26      25831SH      Sole       2583100
OAK INDUSTRIES                 SB NT CV4.875%08 671400-AL-3      3467    3370000PRN     Sole     337000000
OWENS ILL INC                     PFD CONV $.01 690768-50-2     10249     280800SH      Sole      28080000
PETSMART INC                   SB NT CV 144A 04 716768-AA-4      5356    4880000PRN     Sole     488000000
PHARMERICA INC                              COM 717135-10-7      8303    1681700SH      Sole     168170000
PRIME HOSPITALITY CORP                      COM 741917-10-8       994     100000SH      Sole      10000000
QUINTILES TRANSNATIONAL                     COM 748767-10-0      1519      40497SH      Sole       4049700
RELTEC CORP                                 COM 759527-10-4      1545      52500SH      Sole       5250000
SAFETY KLEEN CORP                       COM NEW 78648R-20-3      9276     700065SH      Sole      70006500
SEALED AIR CORP CONV PFD            PFD CV A $2 81211K-20-9     41880     843927SH      Sole      84392700
SEVENTH LEVEL                               COM 817916-10-9      5316     900000SH      Sole      90000000
SNYDER OIL CORP                             COM 833482-10-2      4262     287700SH      Sole      28770000
LEARNING CO INC                             COM 522008-10-1     31071    1071400SH      Sole     107140000
U.S. FILTER CORP NEW                    COM NEW 911843-20-9     45938    1500000SH      Sole     150000000
UNION CAMP CORP                             COM 905530-10-1     35670     531400SH      Sole      53140000
UNISYS                                      COM 909214-10-8       693      25016SH      Sole       2501600
UNUM CORP                                   COM 903192-10-2       951      20000SH      Sole       2000000
VANGUARD CELLULAR SYSTEM                   CL A 922022-10-8      1903      70000SH      Sole       7000000
XYLAN CORP                                  COM 984151-10-0      3681     100000SH      Sole      10000000
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